SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) $ / shares in Units, ¥ in Millions, $ in Millions					6 Months Ended
		Dec. 30, 2025 $ / shares shares	Dec. 25, 2025 USD ($)	Dec. 25, 2025 CNY (¥)	Dec. 31, 2025 $ / shares shares		Dec. 29, 2025 $ / shares shares	Nov. 21, 2025 shares	Jun. 30, 2025 $ / shares shares
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares		$ 0.01							$ 0.01	[1]
Common stock, shares authorized		5,000,000					500,000,000		5,000,000	[1]
Common stock, shares issued	[1]								187,480
Common stock, shares outstanding	[1]								187,480
Share consolidation		1-for-100 share consolidation
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares		$ 0.01			$ 0.01	[1]	$ 0.0001
Common stock, shares authorized					4,500,000	[1]		450,000,000
Common stock, shares issued	[1]				1,233,120
Common stock, shares outstanding	[1]				1,233,120
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares		$ 0.01			$ 0.01	[1]	$ 0.0001
Common stock, shares authorized					500,000	[1]		50,000,000
Common stock, shares issued	[1]				154,360
Common stock, shares outstanding	[1]				154,360
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares	[2]								$ 0.01
Common stock, shares authorized	[2]								5,000,000
Common stock, shares issued	[2]								187,480
Common stock, shares outstanding	[2]								187,480
Proceeds from private placement			$ 29.9	¥ 210
Share consolidation					100 to 1 share consolidation
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares	[2]				$ 0.01
Common stock, shares authorized	[2]				4,500,000
Common stock, shares issued	[2]				1,233,120
Common stock, shares outstanding	[2]				1,233,120
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value | $ / shares	[2]				$ 0.01
Common stock, shares authorized	[2]				500,000
Common stock, shares issued	[2]				154,360
Common stock, shares outstanding	[2]				154,360

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).
[2]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).